Effect of change in presentation currency - CONSOLIDATED INCOME STATEMENT as previously reported (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 EUR (€) € / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 EUR (€) € / shares	Dec. 31, 2015 USD ($) $ / shares
Income statement
Revenue | $		$ 8,596		$ 7,014		$ 5,795
Cost of sales | $		(7,210)		(5,786)		(4,817)
Gross profit/(loss) | $		1,386		1,228		978
Sales, general and administration expenses | $		(450)		(462)		(353)
Intangible amortization | $		(264)		(191)		(122)
Operating profit/(loss) | $		672		575		503
Finance expense | $		(649)		(682)		(590)
Finance income | $				88
Profit/(loss) before tax | $		23		(19)		(87)
Income tax (charge)/credit | $		40		(55)		(70)
Profit/(loss) for the year	€ 54	63	€ (67)	(74)	€ (140)	(157)
Profit/(loss) attributable to:
Owners of the parent | $		$ 63		$ (74)		$ (157)
Profit/(loss) per share:
Basic profit/(loss) for the year attributable to equity holders | $ / shares		$ 0.27		$ (0.37)		$ (0.78)
Previously stated
Income statement
Revenue	7,644		6,345		5,199
Cost of sales	(6,406)		(5,236)		(4,322)
Gross profit/(loss)	1,238		1,109		877
Sales, general and administration expenses	(402)		(416)		(318)
Intangible amortization	(235)		(173)		(109)
Operating profit/(loss)	601		520		450
Finance expense	(582)		(615)		(527)
Finance income			78
Profit/(loss) before tax	19		(17)		(77)
Income tax (charge)/credit	35		(50)		(63)
Profit/(loss) for the year	54		(67)		(140)
Profit/(loss) attributable to:
Owners of the parent	€ 54		€ (67)		€ (140)
Profit/(loss) per share:
Basic profit/(loss) for the year attributable to equity holders | € / shares	€ 0.24		€ (0.33)		€ (0.69)
Before exceptional items
Income statement
Revenue | $		$ 8,596		$ 7,014		$ 5,795
Cost of sales | $		(7,110)		(5,771)		(4,776)
Gross profit/(loss) | $		1,486		1,243		1,019
Sales, general and administration expenses | $		(401)		(332)		(305)
Intangible amortization | $		(264)		(191)		(122)
Operating profit/(loss) | $		821		720		592
Finance expense | $		(517)		(497)		(575)
Profit/(loss) before tax | $		304		223		17
Income tax (charge)/credit | $		(98)		(104)		(106)
Profit/(loss) for the year | $		206		119		(89)
Before exceptional items | Previously stated
Income statement
Revenue	€ 7,644		€ 6,345		€ 5,199
Cost of sales	(6,321)		(5,221)		(4,285)
Gross profit/(loss)	1,323		1,124		914
Sales, general and administration expenses	(359)		(300)		(274)
Intangible amortization	(235)		(173)		(109)
Operating profit/(loss)	729		651		531
Finance expense	(459)		(450)		(514)
Profit/(loss) before tax	270		201		17
Income tax (charge)/credit	(87)		(93)		(95)
Profit/(loss) for the year	183		108		(78)
Exceptional items
Income statement
Cost of sales | $		(100)		(15)		(41)
Gross profit/(loss) | $		(100)		(15)		(41)
Sales, general and administration expenses | $		(49)		(130)		(48)
Operating profit/(loss) | $		(149)		(145)		(89)
Finance expense | $		(132)		(185)		(15)
Finance income | $				88
Profit/(loss) before tax | $		(281)		(242)		(104)
Income tax (charge)/credit | $		138		49		36
Profit/(loss) for the year | $		$ (143)		$ (193)		$ (68)
Exceptional items | Previously stated
Income statement
Cost of sales	(85)		(15)		(37)
Gross profit/(loss)	(85)		(15)		(37)
Sales, general and administration expenses	(43)		(116)		(44)
Operating profit/(loss)	(128)		(131)		(81)
Finance expense	(123)		(165)		(13)
Finance income			78
Profit/(loss) before tax	(251)		(218)		(94)
Income tax (charge)/credit	122		43		32
Profit/(loss) for the year	€ (129)		€ (175)		€ (62)